Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH PROVIDED (USED IN) BY OPERTING ACTIVITIES
Net (loss) earnings for the period	$ 96.1	$ (72.6)
Adjustments for items not involving cash:
Amortization	165.0	166.6
Foreign exchange loss (gain)	(0.3)	4.4
Current income tax expense	12.7	17.3
Deferred income tax expense (recovery)	20.1	16.9
Share-based compensation	9.2	6.6
Finance expense	2.5	3.0
Impairment of El Chanate inventory	0.0	64.0
Other items (note 14)	(8.4)	6.5
Changes in working capital and taxes received or paid (note 14)	(36.5)	1.2
Cash flows from (used in) operating activities	260.4	213.9
INVESTING ACTIVITIES
Mineral property, plant and equipment	(263.6)	(221.5)
Proceeds from sale of equity securities	0.0	24.9
Other	(4.0)	0.0
Cash flows from (used in) investing activities	(267.6)	(196.6)
FINANCING ACTIVITIES
Repayment of debt and equipment financing obligations	(3.3)	(4.1)
Credit facility transaction fees	(1.2)	(0.8)
Proceeds received from the exercise of stock options and warrants	7.0	3.9
Dividends paid	(15.6)	(7.8)
Purchase and cancellation of common shares (note 11)	(11.4)	0.0
Proceeds from issuance of flow-through shares	7.5	0.0
Cash flows from (used in) financing activities	(17.0)	(8.8)
Effect of exchange rates on cash and cash equivalents	1.0	(3.3)
Increase (decrease) in cash and cash equivalents	(23.2)	5.2
Cash and cash equivalents - beginning of year	206.0	200.8
CASH AND CASH EQUIVALENTS - END OF YEAR	$ 182.8	$ 206.0